Contingencies and commitments - Summary of indemnities and other performance guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contingencies And Commitments [Abstract]
Contingent liabilities, indemnities and other performance guarantees	$ 322	$ 192
Contingent liabilities incurred in relation to interests in joint ventures and associates	$ 0	$ 0